Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$1,181,145	9.86%	$1,643,420	4.39%
British pound	268,046	2.24	954,935	2.55
Canadian dollar	793,734	6.63	1,325,243	3.54
Czech koruna	148,481	1.24	(35,527)	(0.09)
Euro	3,382,866	28.24	675,680	1.81
Hong Kong dollar	(29,417)	(0.25)	301,679	0.81
Hungarian forint	115,728	0.97	(47,422)	(0.13)
Japanese yen	2,674,868	22.33	(1,118,237)	(2.99)
Korean won	(187,989)	(1.57)	1,926,819	5.15
Mexican peso	(537)	(0.00)	48,949	0.13
New Zealand dollar	551,053	4.60	(479,061)	(1.28)
Norwegian krone	(878,248)	(7.33)	1,572,029	4.20
Polish zloty	(29,114)	(0.24)	181,184	0.49
Romanian leu	28,100	0.23	5,336	0.02
Singapore dollar	84,101	0.70	173,541	0.46
South African rand	(9,218)	(0.08)	384,474	1.03
Swedish krona	(328,241)	(2.74)	776,341	2.08
Swiss franc	607,933	5.08	(533,492)	(1.43)
Taiwan dollar	(148,333)	(1.24)	685,814	1.83
Thai baht	6,878	0.06	16,258	0.04
Turkish lira	(55,283)	(0.46)	(1,344,384)	(3.59)
U.S. dollar	3,800,552	31.73	30,288,650	80.98

Total	$11,977,105	100.00%	$37,402,229	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at September 30, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$483,002	$(4,914,542)	$4,912,990	$(744,825)	(263,375)
Grains	1,309,148	(789,763)	176,950	(43,176)	653,159
Interest rates	6,221,310	(148,708)	-	(69,293)	6,003,309
Livestock	-	-	9,080	(102,640)	(93,560)
Metals	4,560,761	(33,100)	-	(10,215,962)	(5,688,301)
Softs	-	(6,560)	185,655	(158,672)	20,423
Stock indices	100,484	(4,358,304)	144,849	(78,969)	(4,191,940)
Total futures contracts:	12,674,705	(10,250,977)	5,429,524	(11,413,537)	(3,560,285)

Forward currency contracts	4,907,829	(2,144,955)	354,100	(8,329,749)	(5,212,775)

Total futures and forward currency contracts	$17,582,534	$(12,395,932)	$5,783,624	$(19,743,286)	$(8,773,060)

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)
Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$3,578,697	$(604,025)	$-	$(1,326,800)	$1,647,872
Grains	6,435,870	-	-	(707,463)	5,728,407
Interest rates	1,906,539	(446,636)	93,822	(225,935)	1,327,790
Livestock	578,540	-	-	(295,000)	283,540
Metals	10,487,557	-	-	(1,179,968)	9,307,589
Softs	2,899,490	(6,496)	17,158	(279,470)	2,630,682
Stock indices	6,102,368	(1,061,589)	504,746	(6,570)	5,538,955

Total futures contracts	31,989,061	(2,118,746)	615,726	(4,021,206)	26,464,835

Forward currency contracts	17,229,470	(2,951,060)	4,884,986	(8,226,002)	10,937,394

Total futures and forward currency contracts	$49,218,531	$(5,069,806)	$5,500,712	$(12,247,208)	$37,402,229

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Futures contracts:
Energies	$(7,700,983)	$(2,398,972)	$(7,367,605)	$8,016,181
Grains	5,041,489	(912,104)	(4,017,144)	(8,127,104)
Interest rates	12,360,799	57,885,768	23,736,197	62,711,543
Livestock	(57,100)	(1,119,910)	(677,840)	(2,557,450)
Metals	(2,958,668)	3,792,688	(8,537,836)	720,895
Softs	(1,153,758)	(2,367,534)	2,945,042	(3,082,845)
Stock indices	1,536,582	(9,412,134)	(18,583,338)	(50,676,983)
Total futures contracts	7,068,361	45,467,802	(12,502,524)	7,004,237

Forward currency contracts	(1,305,073)	(36,887,194)	(18,484,819)	(24,245,037)

Total futures and forward currency contracts	$5,763,288	$8,580,608	$(30,987,343)	$(17,240,800)

Sector	2011	2010	2009

Futures contracts:
Currencies	$-	$-	$12,863
Energies	7,688,026	(6,296,617)	(20,943,376)
Grains	(10,817,032)	14,680,492	(6,699,369)
Interest rates	74,456,429	78,525,936	(19,513,721)
Livestock	(2,910,290)	(531,000)	2,065,620
Metals	(974,007)	12,922,817	(11,958,920)
Softs	(1,791,425)	7,618,692	(218,950)
Stock indices	(66,244,167)	(2,020,460)	7,916,951

Total futures contracts	(592,466)	104,899,860	(49,338,902)

Forward currency contracts	(33,057,050)	25,264,096	(9,399,089)

Total futures and forward currency contracts	$(33,649,516)	$130,163,956	$(58,737,991)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2012		2011
Sector	Long positions	Short positions	Long positions	Short positions
Futures contracts:
Energies	$79,500,659	$85,418,301	$145,382,791	$52,201,872
Grains	29,325,720	22,051,449	63,147,607	37,027,000
Interest rates	1,349,481,628	14,239,243	967,410,272	68,682,130
Livestock	-	7,374,385	7,409,930	7,885,240
Metals	23,476,364	56,502,572	99,205,943	32,563,685
Softs	4,383,940	27,914,065	21,279,018	5,340,067
Stock indices	141,743,262	84,425,392	303,769,006	38,133,265
Total futures contracts	1,627,911,573	297,925,407	1,607,604,567	241,833,259

Forward currency contracts	342,856,729	396,961,803	838,863,083	236,374,113

Total futures and forward currency contracts	$1,970,768,302	$694,887,210	$2,446,467,650	$478,207,372

	2011		2010		2009
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Currencies	$-	$-	$-	$-	$-	$3,320,750
Energies	127,381,359	48,647,953	183,992,274	116,768,010	109,535,870	113,200,422
Grains	53,980,643	40,497,833	57,678,838	40,281,856	22,378,090	53,157,025
Interest rates	1,079,809,596	61,557,330	1,274,911,920	47,891,170	936,859,841	38,825,820
Livestock	5,927,944	7,597,444	16,433,746	5,323,786	-	26,230,698
Metals	81,393,624	40,499,934	115,309,169	11,071,090	52,829,526	39,335,538
Softs	17,865,981	10,367,157	29,206,211	7,135,608	20,257,081	13,534,675
Stock indices	244,479,325	70,839,469	478,292,206	14,482,348	344,334,006	85,714,579

Total futures contracts	1,610,838,472	280,007,120	2,155,824,364	242,953,868	1,486,194,414	373,319,507

Forward currency contracts	714,484,864	292,797,211	876,153,841	358,871,897	473,904,261	200,256,650

Total average notional	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765	$1,960,098,675	$573,576,157